Bank Loan - Additional Information (Detail) - China Minsheng Banking Corp Ltd [member] - Term Loan [member] ¥ in Thousands	Dec. 20, 2020 CNY (¥)
Line of credit facility, maximum borrowing capacity	¥ 50,000
Term deposit used as collateral	¥ 59,600
Line of credit facility, initiation date	Dec. 20, 2020
London Interbank Offered Rate (LIBOR) [Member]
Term loan agreement variable interest rate basis	London InterBank Offered Rate (“LIBOR”) plus 4.3%
Term loan agreement spread on variable interest rate basis	4.30%